Supplement Dated January 12, 2007 to
                       Prospectus Dated November 29, 2006

                              Roxbury Mid-Cap Fund
                          Roxbury Small-Cap Growth Fund

                                 Investor Shares

The Annual Fund Operating Expenses table on page 6 for the Mid-Cap Fund is replaced with the following:

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                                                       Mid-Cap Fund
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Management fees(1)                                       0.75%
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Distribution (12b-1) fees                                 None
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Shareholder service fees                                 0.25%
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Other expenses(2)                                        1.35%
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Total Annual Fund Operating Expenses                     2.35%
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Waivers/Reimbursements(3)                               (0.80)%
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Total Net Expenses(3)                                    1.55%
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